Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	18. Trade and other payables

	2025	2024
	$m	$m
Current
Trade payables	103	111
Other tax and social security payables	57	61
Other payables	114	116
Contingent purchase consideration (note 24)	38	–
Accruals	364	362
	676	650

Non-current
Other payables	9	5
Contingent purchase consideration (note 24)	60	73
	69	78
Third-party bank loan guarantees
At 31 December 2025, the Group has issued financial guarantee contracts of up to $26m (2024: $31m). The carrying amount of these guarantees was $nil in all periods presented. The largest guarantee has a gross guaranteed amount of $21m
(2024: $21m) and the underlying loan matures in 2029. Should the Group fund any amount under the guarantee, there is a cross-indemnity that the Group would seek to pursue for the other parties’ share.